Loan facilities and lines of credit (Details 2) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Unsecured senior notes	¥ 24,770	$ 3,393	¥ 10,411
Total Loan Facilities	64,056		47,000
Unsecured Senior Notes
Debt Instrument [Line Items]
Unsecured senior notes	24,770		10,411
Unsecured Borrowings
Debt Instrument [Line Items]
Unsecured borrowings	24,699		25,202
Secured Borrowings
Debt Instrument [Line Items]
Secured borrowings	¥ 14,587		¥ 11,387